Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth
Index. Using an analytical process together with fundamental research methods,
PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings
("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_393/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         18.44%   (12/31/10)
Worst Quarter       -24.59%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 11.50%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.59%)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,609
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,936
Annual Return 2006	rr_AnnualReturn2006	7.13%
Annual Return 2007	rr_AnnualReturn2007	10.38%
Annual Return 2008	rr_AnnualReturn2008	(37.05%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	30.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,453
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,173
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	812
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,453
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,173
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.23% and 1.95% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.